Related party transactions - Debt (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Convertible Note 3
Related party transactions
Opening Balance	$ 8,883	$ 9,709
Capital contribution (excluding tax impact)	(732)	(993)
Interest expense	950	1,003
Exchange differences	(339)	(836)
Closing Balance	8,762	8,883
Convertible Note 4
Related party transactions
Opening Balance	3,936	4,496
Capital contribution (excluding tax impact)	(366)	(1,118)
Interest expense	995	952
Exchange differences	(160)	(394)
Closing Balance	4,405	3,936
Convertible Note 5
Related party transactions
Opening Balance	1,124	1,226
Capital contribution (excluding tax impact)	(94)	(133)
Interest expense	127	135
Exchange differences	(43)	(104)
Closing Balance	1,114	1,124
Senior Convertible Note
Related party transactions
Additions during the year	2,431
Interest expense	33
Exchange differences	(26)
Closing Balance	2,438
Loan from shareholder
Related party transactions
Opening Balance	1,688	1,838
Capital contribution (excluding tax impact)	(325)	(168)
Additions during the year	4,015
Interest expense	295	17
Exchange differences	(142)	1
Closing Balance	$ 5,531	$ 1,688